INCOME TAXES (Schedule of provision for income taxes) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Income tax benefit at U.S. statutory rate of 21%	$ (518,885)	$ (331,986)
State income taxes	(88,952)	(56,912)
Non-deductible expenses	26,943	110,165
Change in valuation allowance	580,894	278,733
Total provision for income tax